AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Affiliated Mutual Funds — 32.0%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	61,811,788	$684,874,606
AST PGIM Fixed Income Central Portfolio*	181,921,944	2,062,994,846

Total Fixed Income (cost $2,446,435,866)(wa)		2,747,869,452

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 15.3%
Automobiles — 4.8%
AmeriCredit Automobile Receivables Trust,
Series 2023-02, Class C
6.000%	07/18/29	16,500	17,017,585
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	7,147	7,178,488
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-03A, Class A, 144A
4.620%	02/20/27	2,500	2,497,661
Series 2023-03A, Class A, 144A
5.440%	02/22/28	21,545	21,819,313
Series 2023-06A, Class A, 144A
5.810%	12/20/29	5,000	5,177,935
Series 2023-08A, Class A, 144A
6.020%	02/20/30	16,700	17,429,246
Series 2024-01A, Class A, 144A
5.360%	06/20/30	5,600	5,715,479
Series 2024-03A, Class A, 144A
5.230%	12/20/30	10,500	10,664,397
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	4,500	4,553,112
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	2,391	2,417,542
Enterprise Fleet Financing LLC,
Series 2023-03, Class A2, 144A
6.400%	03/20/30	10,790	10,960,593
Series 2024-01, Class A2, 144A
5.230%	03/20/30	14,724	14,818,425
Series 2025-01, Class A2, 144A
4.650%	10/20/27	10,000	10,017,151
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	9,000	9,109,083
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	40,300	40,887,481
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	20,000	20,868,672
Series 2024-01, Class A, 144A
4.980%	12/11/36	13,600	13,823,001
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2025-01, Class A, 144A
4.640%	12/11/37	35,000	$35,089,873
OneMain Direct Auto Receivables Trust,
Series 2025-01A, Class A, 144A
5.360%	04/16/35	18,900	19,262,721
Santander Drive Auto Receivables Trust,
Series 2023-04, Class C
6.040%	12/15/31	9,300	9,548,155
Series 2023-05, Class C
6.430%	02/18/31	20,100	20,955,848
Series 2023-06, Class B
5.980%	04/16/29	11,100	11,305,623
Series 2023-06, Class C
6.400%	03/17/31	2,900	3,006,008
Series 2024-01, Class C
5.450%	03/15/30	3,500	3,533,511
Series 2024-02, Class C
5.840%	06/17/30	5,700	5,822,748
Series 2024-03, Class C
5.640%	08/15/30	25,700	26,212,962
Series 2025-01, Class C
5.040%	03/17/31	21,100	21,272,761
Series 2025-02, Class C
5.060%	05/15/31	27,400	27,501,084
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class B, 144A
5.380%	01/21/31	2,700	2,746,749
Wheels Fleet Lease Funding LLC,
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	9,983	10,068,325
			411,281,532
Collateralized Loan Obligations — 9.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
5.860%(c)	04/28/37	56,680	56,777,603
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.680%(c)	04/20/35	3,000	2,999,372
CBAM Ltd. (Cayman Islands),
Series 2018-08A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.852%(c)	07/15/37	47,750	47,816,974
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.735%(c)	07/20/34	3,500	3,492,525
Elevation CLO Ltd. (Cayman Islands),
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.163%(c)	10/20/36	50,000	50,035,680
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.813%(c)	04/20/37	45,000	45,103,212
A1

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Galaxy CLO Ltd. (Cayman Islands),
Series 2025-35A, Class A, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.461%(c)	04/20/38	25,000	$24,988,875
Highbridge Loan Management Ltd. (Cayman Islands),
Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
5.362%(c)	10/15/30	6,752	6,744,412
KKR CLO Ltd. (Cayman Islands),
Series 2024-47A, Class A, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.697%(c)	01/15/38	31,000	30,938,000
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.644%(c)	10/15/32	4,925	4,928,277
Series 2018-29A, Class A1R2, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.495%(c)	03/25/38	36,640	36,634,211
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.592%(c)	10/15/32	5,000	5,000,000
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.793%(c)	04/18/37	57,000	57,114,097
Madison Park Funding Ltd.,
Series 2020-47A, Class A1R, 144A, 3 Month SOFR + 1.540% (Cap N/A, Floor 1.540%)
5.833%(c)	04/19/37	29,000	29,071,285
Magnetite Ltd. (Cayman Islands),
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.621%(c)	01/25/38	45,000	45,023,031
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2019-33A, Class AR2, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)
5.557%(c)	04/16/39	50,000	49,977,750
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.682%(c)	10/15/37	27,000	27,039,196
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
6.343%(c)	10/18/35	14,750	14,762,167
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)
5.433%(c)	04/17/31	9,719	9,709,189
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.715%(c)	04/20/34	11,455	11,466,170
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.853%(c)	04/17/37	46,680	46,789,997
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.193%(c)	01/20/36	43,250	$43,225,430
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.143%(c)	10/20/35	31,750	31,715,103
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.622%(c)	10/23/31	4,299	4,302,764
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.715%(c)	07/20/34	8,500	8,493,520
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
6.252%(c)	01/15/36	27,250	27,304,549
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.900%(c)	04/25/37	17,500	17,538,201
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
6.252%(c)	01/15/37	48,000	48,067,310
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
5.854%(c)	04/15/30	65	65,126
			787,124,026
Consumer Loans — 1.2%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	31,200	31,384,365
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33	17,800	17,892,809
GreenSky Home Improvement Issuer Trust,
Series 2025-01A, Class A2, 144A
5.120%	03/25/60	30,900	30,894,358
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A
5.880%	06/25/59	2,685	2,707,825
OneMain Financial Issuance Trust,
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	15,300	15,613,029
			98,492,386
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	2,667,865

A2

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment — 0.1%
CCG Receivables Trust,
Series 2025-01, Class A2, 144A
4.480%	10/14/32	8,000	$8,006,465
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.075%(c)	05/25/34	755	709,653
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)
5.515%(c)	03/25/33	76	75,528
			785,181
Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
5.215%(c)	11/25/34	449	434,162
Series 2004-ECC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.335%(c)	12/25/34	1,376	1,376,320
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
4.826%(cc)	07/25/50	2,079	1,864,833
			3,675,315

Total Asset-Backed Securities (cost $1,303,064,840)			1,312,032,770
Commercial Mortgage-Backed Securities — 10.0%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61	15,490	15,132,468
Series 2019-BN20, Class A2
2.758%	09/15/62	6,476	5,984,163
Series 2019-BN22, Class A3
2.726%	11/15/62	3,500	3,204,102
Series 2021-BN32, Class A2
1.985%	04/15/54	10,000	9,627,484
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,620	2,582,581
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57	7,535	7,656,448
Series 2025-05YR14, Class A3
5.646%	04/15/58	37,410	38,532,300
BANK5 Trust,
Series 2024-05YR6, Class A3
6.225%	05/15/57	38,000	39,794,626
Barclays Commercial Mortgage Securities Trust,
Series 2019-C03, Class A3
3.319%	05/15/52	18,800	17,961,189
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C04, Class A4
2.661%	08/15/52	9,585	$8,889,308
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	9,413,176
Series 2022-C17, Class A4
4.174%	09/15/55	9,358	8,922,550
Benchmark Mortgage Trust,
Series 2018-B04, Class A4
3.858%	07/15/51	17,350	16,906,694
Series 2018-B05, Class A3
3.944%	07/15/51	8,248	8,043,676
Series 2020-IG01, Class A3
2.687%	09/15/43	10,120	8,566,267
Series 2021-B25, Class A2
1.977%	04/15/54	7,000	6,649,131
Series 2023-B38, Class A3
5.793%	04/15/56	10,000	10,380,379
Series 2024-V12, Class A3
5.738%	12/15/57	14,140	14,630,905
Series 2025-V14, Class A4
5.660%	04/15/58	32,180	33,226,149
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	29,991	31,545,739
Series 2024-05C4, Class A3
6.526%(cc)	05/15/57	38,000	40,248,855
Series 2024-05C8, Class A3
5.625%(cc)	12/15/57	19,460	20,024,165
Series 2025-05C9, Class A3
5.779%	04/15/58	31,910	33,075,165
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	3,995	3,369,141
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	13,450	12,373,578
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3
3.283%(cc)	11/15/50	2,260	2,167,048
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10,170	9,769,595
Series 2017-CD04, Class A3
3.248%	05/10/50	8,290	8,026,454
Series 2017-CD06, Class A4
3.190%	11/13/50	15,000	14,504,239
Series 2019-CD08, Class A3
2.657%	08/15/57	18,133	16,709,359
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	14,516	14,166,952
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	2,695	2,633,994
Series 2016-C03, Class A3
2.896%	11/15/49	989	961,724

A3

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-GC36, Class A5
3.616%	02/10/49	10,075	$9,901,872
Series 2016-P04, Class A3
2.646%	07/10/49	2,536	2,473,473
Series 2016-P05, Class A3
2.684%	10/10/49	1,654	1,614,351
Series 2017-P07, Class A3
3.442%	04/14/50	8,932	8,760,160
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	710	674,425
Series 2014-UBS04, Class A5
3.694%	08/10/47	387	381,606
Series 2015-LC21, Class A4
3.708%	07/10/48	7,125	7,108,284
Series 2016-COR01, Class A3
2.826%	10/10/49	6,114	5,917,644
Series 2018-COR03, Class A2
3.961%	05/10/51	4,105	3,983,992
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A
3.304%	09/15/37	7,917	7,431,437
Series 2016-NXSR, Class A3
3.501%	12/15/49	3,743	3,704,804
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,000	6,873,918
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	16,127	16,056,345
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	10,080	9,610,485
DBGS Mortgage Trust,
Series 2018-BIOD, Class A, 144A, 1 Month SOFR + 1.099% (Cap N/A, Floor 0.803%)
5.418%(c)	05/15/35	301	298,617
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	1,249	1,210,641
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.164%(cc)	05/25/26	38,290	476,845
Series K093, Class XAM, IO
1.191%(cc)	05/25/29	51,135	2,197,332
Series K106, Class XAM, IO
1.584%(cc)	02/25/30	54,548	3,604,352
Series K734, Class X1, IO
0.633%(cc)	02/25/26	113,333	353,440
Series K736, Class XAM, IO
1.713%(cc)	07/25/26	63,677	1,229,132
Series K737, Class XAM, IO
1.032%(cc)	10/25/26	46,658	715,085
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	8,906	8,857,535
Series 2016-GS04, Class A3
3.178%	11/10/49	4,808	4,716,167
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-GS09, Class A3
3.727%	03/10/51	7,043	$6,845,052
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3
3.801%	08/15/48	5,203	5,168,363
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A5
3.723%	03/15/50	6,750	6,598,284
Series 2017-JP06, Class A5
3.490%	07/15/50	5,010	4,796,777
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	8,137	7,939,789
Series 2017-C05, Class A5
3.694%	03/15/50	7,669	7,443,074
Series 2020-COR07, Class A5
2.180%	05/13/53	12,000	9,848,438
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	4,096	4,023,774
Series 2016-JP02, Class A4
2.822%	08/15/49	11,300	11,000,696
Series 2016-JP03, Class A4
2.627%	08/15/49	3,785	3,686,210
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A4
3.719%	07/15/50	9,375	9,339,050
Series 2016-C30, Class A4
2.600%	09/15/49	5,609	5,456,110
Series 2016-C31, Class A4
2.840%	11/15/49	13,432	13,139,267
Series 2025-05C1, Class A3
5.635%	03/15/30	19,725	20,341,361
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4
3.779%(cc)	05/15/48	13,925	13,868,008
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	10,000	10,402,365
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	7,000	6,012,830
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A4
3.563%	10/15/50	8,100	7,783,667
Series 2018-C08, Class A3
3.720%	02/15/51	5,281	5,148,381
Series 2018-C10, Class A3
4.048%	05/15/51	1,902	1,856,779
Series 2018-C10, Class A4
4.313%	05/15/51	8,000	7,815,995
Series 2018-C12, Class A2
4.152%	08/15/51	247	246,214
Series 2018-C14, Class A3
4.180%	12/15/51	11,074	10,866,483

A4

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,704	$15,239,398
Series 2016-NXS06, Class A4
2.918%	11/15/49	14,551	14,135,936
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	15,143,692
Series 2018-C44, Class A2
4.178%	05/15/51	8,529	8,474,959
Series 2020-C56, Class A4
2.194%	06/15/53	4,811	4,289,366
Series 2025-05C3, Class A3
6.096%	01/15/58	32,960	34,553,491

Total Commercial Mortgage-Backed Securities (cost $843,965,672)			855,295,355
Corporate Bonds — 28.4%
Aerospace & Defense — 0.5%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	2,330	2,361,106
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	2,650	2,411,700
3.250%	02/01/35	7,840	6,442,528
3.625%	02/01/31	2,610	2,421,882
5.150%	05/01/30	9,805	9,863,559
6.528%	05/01/34	17,421	18,656,030
			42,156,805
Agriculture — 0.9%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	6,500	6,066,446
3.557%	08/15/27	1,509	1,471,604
5.625%	08/15/35	24,760	24,799,138
6.343%	08/02/30	19,089	20,284,038
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,628	1,620,124
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35	4,760	4,894,383
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.750%	11/01/31	5,470	5,454,457
5.500%	09/07/30	9,005	9,360,570
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	3,100	3,096,811
			77,047,571
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	3,000	$2,985,750
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,815	2,834,407
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,215	1,194,609
4.625%	04/15/29	240	227,178
			7,241,944
Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	18,920	16,943,645
4.134%	08/04/25	9,025	8,977,793
4.950%	05/28/27	12,875	12,693,805
6.950%	03/06/26	15,825	15,999,267
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	3,385	3,497,032
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	7,998,649
Sr. Unsec’d. Notes
2.700%	06/10/31	2,470	2,106,313
3.100%	01/12/32	8,810	7,519,347
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30	18,220	18,340,043
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.650%	03/25/32	11,575	11,521,592
			105,597,486
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30(a)	650	654,667
Banks — 9.3%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, EMTN
3.250%(ff)	09/30/31	300	288,939
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/11/29(a)	1,005	984,599
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	19,755	17,038,218
2.687%(ff)	04/22/32	13,055	11,491,131
5.288%(ff)	04/25/34	3,345	3,360,046
5.511%(ff)	01/24/36(a)	15,000	15,266,885
5.872%(ff)	09/15/34(a)	17,425	18,167,825
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,140	11,291,954

A5

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.087%(ff)	06/14/29	8,760	$8,094,271
2.972%(ff)	02/04/33	13,337	11,693,864
3.824%(ff)	01/20/28	5,000	4,936,727
4.078%(ff)	04/23/40	2,365	2,043,735
Sub. Notes
5.744%(ff)	02/12/36(a)	12,265	12,234,841
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.437%(ff)	11/02/33	2,715	3,021,272
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	320	311,588
2.159%(ff)	09/15/29	2,350	2,146,991
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	4,585	4,184,406
5.786%(ff)	01/13/33(a)	11,265	11,494,752
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31	8,870	9,083,058
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	14,890	15,356,542
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33	31,010	27,144,403
3.785%(ff)	03/17/33	13,099	11,980,083
Sub. Notes
4.450%	09/29/27	7,330	7,291,158
6.020%(ff)	01/24/36	35,390	35,677,081
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30	4,025	4,089,960
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
5.862%(ff)	01/09/36	14,160	14,473,073
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	425	408,127
2.552%(ff)	01/07/28	1,250	1,203,139
5.373%(ff)	01/10/29	11,290	11,404,771
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32	4,085	3,459,964
2.615%(ff)	04/22/32	11,000	9,600,042
2.650%(ff)	10/21/32	1,975	1,706,681
3.814%(ff)	04/23/29	16,650	16,256,052
3.850%	01/26/27	240	237,652
5.536%(ff)	01/28/36(a)	15,000	15,200,880
5.727%(ff)	04/25/30	6,812	7,031,781
6.484%(ff)	10/24/29	37,670	39,796,691
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	1,500	1,497,031
5.450%(ff)	03/03/36	25,000	24,749,278
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	07/01/25(oo)	6,000	$6,029,910
Sr. Unsec’d. Notes
1.040%(ff)	02/04/27	760	737,760
2.739%(ff)	10/15/30	32,795	30,097,554
4.565%(ff)	06/14/30	16,100	16,006,813
5.140%(ff)	01/24/31	7,930	8,056,884
5.294%(ff)	07/22/35	10,470	10,521,480
5.350%(ff)	06/01/34	13,000	13,218,625
5.502%(ff)	01/24/36	20,100	20,537,695
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28	14,500	13,958,698
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	31,450	31,218,050
5.587%(ff)	01/18/36(a)	18,045	18,418,874
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	4,889,192
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	10,710	9,189,967
2.943%(ff)	01/21/33	35,212	30,863,128
5.424%(ff)	07/21/34	20,000	20,220,927
Sub. Notes, MTN
3.950%	04/23/27	655	647,607
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.037%(ff)	10/28/33	20,000	20,976,090
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
3.337%(ff)	01/21/33(a)	17,500	15,183,270
4.000%	01/12/27(a)	13,000	12,836,606
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33	12,500	12,795,183
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	6,110	6,576,598
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35	8,900	9,096,303
5.836%(ff)	06/12/34	9,300	9,602,791
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33	11,165	9,534,018
3.091%(ff)	05/14/32	785	699,631
4.488%(ff)	05/12/26	2,930	2,928,700
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32	565	478,982
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35(a)	9,340	9,270,267
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5,000	4,508,064
2.879%(ff)	10/30/30	12,770	11,768,908
3.526%(ff)	03/24/28	16,995	16,649,195

A6

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.557%(ff)	07/25/34	26,880	$27,327,378
			800,544,639
Building Materials — 0.2%
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	9,350	9,458,966
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	4,790	4,815,491
			14,274,457
Chemicals — 0.5%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	8,000	7,762,197
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	7,475	7,475,000
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28	8,900	8,938,088
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN
5.875%	05/18/30	350	363,125
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26(a)	5,000	4,956,621
5.250%	03/12/32	14,635	14,629,386
			44,124,417
Commercial Services — 0.2%
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	1,550	1,613,834
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	6,019,277
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
4.750%	03/27/30	6,505	6,530,287
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	630	619,072
			14,782,470
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32	1,200	1,103,552
Distribution/Wholesale — 0.0%
RB Global Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	425	434,295
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 0.5%
American Express Co.,
Sr. Unsec’d. Notes
5.442%(ff)	01/30/36(a)	21,630	$21,835,284
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30(a)	7,980	7,477,557
7.624%(ff)	10/30/31	15,005	16,696,592
			46,009,433
Electric — 2.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	7,358,153
4.700%	05/15/32(a)	11,035	10,748,858
Ameren Illinois Co.,
First Mortgage
3.850%	09/01/32	11,000	10,289,225
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes
7.750%	02/02/27	180	178,709
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	1,480,742
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	3,200	2,913,334
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	479,775
5.000%	02/01/31	725	692,296
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series ai.
4.450%	10/01/32	9,050	8,764,819
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	1,942	1,903,645
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	9,910	9,736,888
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	2,500	2,441,751
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	438,752
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	17,760	15,626,387
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	421,860
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	10,688,948
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	12,028,777

A7

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Florida Power & Light Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	$777,866
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	4,580	4,528,021
Light Energia SA (Brazil),
Unsec’d. Notes
4.375%	06/18/26	145	135,226
Light S/A (Brazil),
Unsec’d. Notes
23.382%(s)	08/31/27	65	30,498
Light Servicos de Eletricidade SA (Brazil),
Sec’d. Notes, PIK 2.260%
2.260%	12/19/37	63	14,534
Sr. Sec’d. Notes
4.210%	12/19/32	152	74,449
Pacific Gas & Electric Co.,
First Mortgage
6.400%	06/15/33	30,880	32,268,980
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
5.725%	03/15/35	17,290	17,260,395
Southern California Edison Co.,
First Mortgage
5.950%	11/01/32(a)	31,960	32,834,401
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,213,194
5.625%	02/15/27	2,800	2,790,705
			189,121,188
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	2,513	2,398,357
4.250%	10/31/26	7,622	7,487,853
5.500%	07/31/47	4,220	3,468,333
			13,354,543
Entertainment — 0.4%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29	28,780	27,109,475
4.279%	03/15/32	11,890	10,477,440
			37,586,915
Foods — 0.4%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	21,645	21,864,075
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	03/01/32	3,910	3,927,625
5.200%	03/01/35	4,620	4,643,303
			30,435,003
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 0.6%
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52(a)	3,360	$2,941,266
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	247,880
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	8,980	8,427,533
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	2,600	2,438,553
6.750%	05/15/31(a)	5,475	5,555,853
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/32	27,737	26,645,512
4.950%	01/15/32	4,340	4,367,016
			50,623,613
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)	3,775	3,777,467
Insurance — 0.4%
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	3,008,136
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.150%	02/15/35(a)	5,840	5,790,471
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	2,700	1,971,037
4.569%	02/01/29	2	1,984
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	03/15/35	25,000	24,734,414
			35,506,042
Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32	450	409,359
Leisure Time — 0.1%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	425	417,164
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	4,075	4,060,493
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
3.700%	03/15/28	2,809	2,682,595
			7,160,252

A8

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.350%	03/15/35(a)	891	$880,613
5.500%	04/15/37	23,650	23,358,519
			24,239,132
Machinery-Diversified — 0.2%
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31	16,125	16,493,216
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	2,600	2,515,917
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	5,822	5,888,073
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,510	1,238,408
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	7,366,093
			17,008,491
Mining — 0.6%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	4,351,911
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.125%	02/21/32	25,603	25,772,238
5.300%	02/21/35	2,410	2,415,681
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
3.250%	05/13/30	9,706	9,105,285
Novelis, Inc.,
Gtd. Notes, 144A
6.875%	01/30/30	1,600	1,614,000
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	3,235	3,239,444
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	2,970	2,556,708
			49,055,267
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	8,945	9,102,611
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	6,600	6,376,015
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Office/Business Equipment (cont’d.)
5.100%	03/01/30	2,000	$1,998,372
			8,374,387
Oil & Gas — 2.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	18,000	15,829,373
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	5,490	5,128,723
6.000%	06/13/33	5,800	5,914,243
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	1,993
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	10,160	10,148,964
5.400%	12/15/34	26,100	25,694,015
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	56,942	48,018,596
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30	1,575	1,624,964
ConocoPhillips Co.,
Gtd. Notes
4.850%	01/15/32	26,251	26,280,938
5.000%	01/15/35	15,000	14,848,731
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	26,670	28,174,965
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33	11,334	11,613,817
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	9,000	8,765,100
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,090	1,818,501
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	1,750	1,532,838
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	15,970	16,018,609
			221,414,370
Packaging & Containers — 0.4%
Amcor Flexibles North America, Inc.,
Gtd. Notes, 144A
5.500%	03/17/35	25,000	25,091,305
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	4,225	4,281,397

A9

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	1,150	$1,150,321
			30,523,023
Pharmaceuticals — 0.3%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	22,945	20,632,761
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	4,773	3,803,257
			24,436,018
Pipelines — 3.3%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	31,821	32,865,422
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30(a)	21,711	20,531,725
4.200%	04/15/27	1,510	1,497,110
5.500%	06/01/27	5,000	5,076,995
5.550%	05/15/34	5,000	4,996,152
5.700%	04/01/35	20,000	20,143,011
6.400%	12/01/30	3,395	3,618,822
6.550%	12/01/33	1,875	2,005,711
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	225	230,050
7.500%	06/01/30	225	242,441
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	8,300,715
4.950%	09/01/32	14,226	13,926,097
5.400%	04/01/35	31,375	30,855,059
5.500%	06/01/34	6,778	6,754,848
ONEOK, Inc.,
Gtd. Notes
4.500%	03/15/50	3,135	2,465,472
5.800%	11/01/30	13,020	13,539,167
6.100%	11/15/32	14,258	14,945,019
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,340	4,088,900
4.650%	10/15/25	2,185	2,182,560
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	18,585	17,148,213
5.200%	07/01/27	2,721	2,751,964
5.550%	08/15/35	22,000	21,949,907
6.150%	03/01/29	7,049	7,371,246
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	3,543,100
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	16,997	$14,931,943
4.650%	08/15/32	2,170	2,099,875
4.800%	11/15/29	15,720	15,760,025
5.600%	03/15/35	11,825	12,042,423
			285,863,972
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35	18,955	19,042,583
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	3,499	3,440,299
5.200%	04/01/32	7,876	7,861,657
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
5.700%	07/01/34(a)	5,540	5,524,548
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34	7,200	7,730,651
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32	24,093	22,582,206
5.700%	01/15/33	12,810	13,051,971
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	1,500	1,393,937
			80,627,852
Retail — 0.2%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32(a)	6,700	6,041,635
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	9,015	9,514,252
			15,555,887
Semiconductors — 0.6%
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31	5,390	4,738,577
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,153	955,933
3.187%	11/15/36	4,513	3,702,914
3.419%	04/15/33	47,900	42,661,644
			52,059,068
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36	3,300	2,859,465

A10

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
5.500%	08/03/35	14,270	$14,375,258
			17,234,723
Telecommunications — 0.7%
CT Trust (Guatemala),
Sr. Sec’d. Notes
5.125%	02/03/32	200	182,130
Telefonica Moviles Chile SA (Chile),
Sr. Unsec’d. Notes
3.537%	11/18/31(a)	430	317,044
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	11/15/31	5,605	4,761,750
2.550%	02/15/31	19,045	16,789,316
3.000%	02/15/41	525	380,738
3.875%	04/15/30	25,000	23,958,446
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	13,585	11,490,659
			57,880,083

Total Corporate Bonds (cost $2,413,250,127)			2,431,814,218
Municipal Bonds — 0.5%
Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	19,799,232
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.132%	05/15/32	2,305	2,221,421
Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	2,934,019
Massachusetts — 0.0%
Massachusetts Clean Water Trust (The),
Revenue Bonds, BABs
5.192%	08/01/40	1,015	1,019,339
New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	6,918,273
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,266,761
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	3,904,362
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	$1,647,150
Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	2,376,562

Total Municipal Bonds (cost $49,677,483)			42,087,119
Residential Mortgage-Backed Securities — 0.5%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.135%(c)	09/25/35	1,143	1,027,809
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	31,073	30,972,202
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
5.890%(c)	10/25/41	995	996,242
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,014	970,088
GS Mortgage-Backed Securities Trust,
Series 2018-RPL01, Class A1A, 144A
3.750%	10/25/57	2,389	2,332,894
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	436	430,089
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.185%(c)	01/25/48	125	121,973
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
5.085%(c)	06/25/57	405	396,124
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	1,017	969,345
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.435%(c)	10/25/59	349	353,390
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
4.834%(cc)	09/25/36	665	568,819

Total Residential Mortgage-Backed Securities (cost $38,327,484)			39,138,975
Sovereign Bonds — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	490	425,300

A11

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	02/22/29	600	$591,000
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	700	703,500
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
0.625%	09/02/25	10,000	9,832,785
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,186,000
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10YR
2.875%	10/17/29	15,600	14,492,319
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	900	740,250

Total Sovereign Bonds (cost $30,315,596)			28,971,154
U.S. Government Agency Obligations — 2.5%
Federal Home Loan Bank
4.250%	09/10/32	595	591,405
Federal Home Loan Mortgage Corp.
2.500%	10/01/35	546	510,402
4.000%	06/01/26	3	2,981
4.000%	02/01/34	17	17,194
4.000%	10/01/37	172	167,871
5.500%	02/01/53	5,593	5,597,909
6.250%	07/15/32	8,600	9,710,263
6.750%	03/15/31	11,042	12,563,872
Federal National Mortgage Assoc.
2.500%	08/01/36	75,761	70,244,506
3.500%	05/01/48	474	433,000
4.000%	11/01/25	4	3,804
4.000%	11/01/29	3	2,605
4.000%	04/01/33	5,706	5,642,336
4.000%	07/01/33	16	15,430
4.000%	08/01/33	14	13,982
5.000%	08/01/52	1,573	1,547,071
6.625%	11/15/30	28,570	32,187,706
Freddie Mac Strips
5.389%(s)	07/15/32	3,000	2,179,135
Government National Mortgage Assoc.
4.000%	08/20/52	28,335	26,585,732
Resolution Funding Corp. Principal Strips, Bonds
4.423%(s)	01/15/30	13,045	10,683,834
5.187%(s)	04/15/30	2,595	2,104,258
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	220	185,205
5.250%	02/01/55	33,563	33,276,197
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	707	450,861

Total U.S. Government Agency Obligations (cost $216,579,550)			214,717,559
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 9.4%
U.S. Treasury Bonds
2.375%	11/15/49	5,000	$3,307,031
3.375%	11/15/48	1,000	811,563
U.S. Treasury Notes
3.875%	08/15/34	77,455	75,494,420
4.125%	10/31/31(k)	32,500	32,601,563
4.125%	02/29/32	64,800	64,972,125
4.125%	03/31/32	64,335	64,505,890
4.250%	11/15/34	83,475	83,735,859
4.500%	12/31/31	48,845	50,073,552
4.625%	02/15/35	123,000	127,055,156
U.S. Treasury Strips Coupon
2.544%(s)	11/15/45	4,405	1,633,968
4.502%(s)	05/15/41(k)	71,300	33,252,698
4.559%(s)	08/15/41	67,600	31,077,118
4.609%(s)	11/15/41	52,865	24,005,094
4.621%(s)	02/15/37	40,000	23,511,856
4.735%(s)	02/15/39	106,000	55,947,508
4.791%(s)	08/15/46	7,800	2,795,990
4.868%(s)	02/15/41	111,750	52,888,725
5.047%(s)	02/15/38	42,230	23,468,455
5.229%(s)	08/15/40(k)	110,595	53,766,402

Total U.S. Treasury Obligations (cost $797,047,016)			804,904,973

Total Long-Term Investments (cost $8,138,663,634)			8,476,831,575

	Shares
Short-Term Investments — 3.1%
Affiliated Mutual Funds — 3.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wa)	174,831,819	174,831,819
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $90,048,503; includes $89,517,309 of cash collateral for securities on loan)(b)(wa)	90,125,387	90,071,311

Total Affiliated Mutual Funds (cost $264,880,322)		264,903,130
Options Purchased*~ — 0.0%
(cost $8,073)		83,270

Total Short-Term Investments (cost $264,888,395)		264,986,400

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.0% (cost $8,403,552,029)		8,741,817,975

A12

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $340,442)	$(294,443)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.0% (cost $8,403,211,587)	8,741,523,532

Liabilities in excess of other assets(z) — (2.0)%	(167,256,352)

Net Assets — 100.0%	$8,574,267,180

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BABs	Build America Bonds
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
DB	Deutsche Bank AG
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,571,095; cash collateral of $89,517,309 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%	4,750		$3,700
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	2,915		15,549
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%	1,895		12,397
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%	1,440		20,383
A13

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)	4,750		$570
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)	3,875		13,225
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)	5,795		3,025
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)	3,495		12,693
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)	3,495		1,728
Total Options Purchased (cost $8,073)									$83,270
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		28		70	$(25,900)
3 Month SOFR	Put	12/12/25	$96.25		28		70	(17,325)
Total Exchange Traded (premiums received $42,830)								$(43,225)

OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	4,750		$(7,919)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	5,830		(16,196)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)	1,895		(5,367)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)	1,895		(7,576)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)	2,880		(20,552)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%	4,750		(2,160)
A14

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%	7,750		$(11,863)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%	11,475		(1,800)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%	6,990		(9,697)
CDX.NA.IG.43.V1, 12/20/29	Put	BOA	09/17/25	1.10	1.00%(Q)	CDX.NA.IG.43.V1(Q)	200,000		(168,088)
Total OTC Swaptions (premiums received $297,612)									$(251,218)
Total Options Written (premiums received $340,442)									$(294,443)
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,529	5 Year U.S. Treasury Notes	Jun. 2025	$381,683,406	$2,126,123
24,660	10 Year U.S. Treasury Notes	Jun. 2025	2,742,654,375	38,893,505
6,909	10 Year U.S. Ultra Treasury Notes	Jun. 2025	788,489,625	8,885,725
				49,905,353
Short Positions:
5,015	2 Year U.S. Treasury Notes	Jun. 2025	1,038,966,958	(4,033,434)
245	3 Year U.S. Treasury Notes	Jun. 2025	51,733,281	(533,272)
6,901	20 Year U.S. Treasury Bonds	Jun. 2025	809,357,906	(10,887,416)
1,810	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	221,272,500	(3,997,424)
				(19,451,546)
				$30,453,807
Credit default swap agreement outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Spain	06/20/25	1.000%(Q)	4,640	0.066%	$11,194	$9,762	$1,432	BARC
Republic of Italy	06/20/25	1.000%(Q)	8,120	0.085%	19,235	17,071	2,164	BARC
					$30,429	$26,833	$3,596

A15

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreement outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	414,293	$(7,600,813)	$(7,619,064)	$(18,251)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
584,200	05/07/25	4.321%(A)	1 Day USOIS(2)(A)/ 4.330%	$—	$(15,752)	$(15,752)
34,710	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.410%	(247,937)	(551,355)	(303,418)
12,915	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	188,878	159,582	(29,296)
30,735	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.410%	238,256	652,857	414,601
				$179,197	$245,332	$66,135

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A16